SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2025	Sep. 30, 2025	Nov. 30, 2025	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Net income				$ 5,173,000		$ (40,645,000)
Working capital, amount				3,900,000
Accumulated deficit				100,771,000		104,307,000
Restricted cash				0		1,800,000
Bad debt expense				$ 147,000		0
Property plant and equipment useful life				3 years
Reduction in value of software development cost				$ 238,000
Impairment				$ 0		$ 0
Issuance of shares				432,099
Loss on change in fair value		$ 115,000		$ 753,000
Payment in cash				$ 41,000
Contract asset amortization period				14 months
Options outstanding				17,703		18,614
Warrant purchase outstanding				1,161,195		1,161,195
Weighted average strike price of warrants				$ 287.50		$ 287.50
Insured FDIC				$ 250,000
Impairment of goodwill				35,000		$ 0
Advertising expense				$ 1,000,000.0		$ 4,500,000
M2i Global Inc [Member]
Net income					$ (6,492,569)		$ (3,887,261)
Accumulated deficit			$ 12,493,751		12,493,751		6,001,182
Derivation liability			260,008		381,439
Cash FDIC insured amount			$ 250,000		$ 250,000
Restricted Stock Units (RSUs) [Member]
Restricted stock shares outstanding				10,964		29,080
Fly Exclusive Inc [Member]
Payment in cash	$ 2,100,000
Share Exchange Agreements [Member]
Issuance of shares		1,197,604
Common stock received in share exchange agreement		16,000,000
Convertible Debt [Member]
Principal amount						$ 36,000,000.0
Convertible Debt [Member] | 2024 [Member]
Principal amount						4,500,000
Long term debt						4,100,000
Forward Contracts [Member]
Loss on cancellation of derivatives						3,000,000.0
Software and Software Development Costs [Member]
Internal software development costs				$ 211,000		142,000
Capitalized computer software, amortization expense				158,000		132,000
Reduction in value of software development cost				$ 238,000
Website Development Costs [Member]
Property plant and equipment useful life				3 years
Capitalized computer software, amortization expense				$ 97,000		$ 97,000